Financial Liabilities	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Financial Liabilities
Financial liabilities

The breakdown of financial liabilities at December 31, 2019 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2020	2021	2022	2023	2024	Subsequent years	Non-current total	Total
Debentures and bonds	5,826	4,876	5,152	2,369	1,048	23,365	36,810	42,636
Promissory notes & commercial paper	1,635	—	—	140	263	320	723	2,358
Total Issues	7,461	4,876	5,152	2,509	1,311	23,685	37,533	44,994
Loans and other payables	1,091	447	380	423	547	1,600	3,397	4,488
Derivative instruments (Note 19)	524	199	228	101	132	1,698	2,358	2,882
Total	9,076	5,522	5,760	3,033	1,990	26,983	43,288	52,364

The estimate of future payments for interest on these financial liabilities at December 31, 2019 is as follows: 1,503 million euros in 2020, 1,282 million euros in 2021, 1,153 million euros in 2022, 984 million euros in 2023, 889 million euros in 2024 and 9,436 million euros in years after 2024. For floating rate financing, the Group mainly estimates future interest using the forward curve of the various currencies at December 31, 2019.
Derivative instruments consider the fair value of derivatives classified as financial liabilities, i.e. when they have a negative mark-to-market, yet excluding the fair value of derivatives classified as current financial assets (1,441 million euros) and non-current (3,389 million euros), i.e. when they have a positive mark-to-market.
In 2018 and 2019, the Group entered into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. When the new extended payment terms exceed customary payment terms in the industry, trade liabilities are reclassified to other financial liabilities and the deferred payments made are recognized in net cash flows used in financing activities (see Note 28). At December 31, 2019, the corresponding amount pending payment, recognized in “Loans and other payables” line, was 220 million euros (210 million euros at December 31, 2018). The deferred payments made in relation to this item during the year amounted to 380 million euros (428 million euros in 2018).
The composition of these financial liabilities by category at December 31, 2019 and 2018 is as follows:

December 31, 2019
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	44,994	44,994	49,474
Loans and other payables	—	—	—	—	—	—	4,488	4,488	4,511
Derivative instruments	961	—	1,921	59	2,823	—	—	2,882	2,882
Total financial liabilities	961	—	1,921	59	2,823	—	49,482	52,364	56,867

December 31, 2018
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	43,630	43,630	44,939
Loans and other payables	—	—	—	—	—	—	8,555	8,555	8,517
Derivative instruments	870	—	1,647	71	2,446	—	—	2,517	2,517
Total financial liabilities	870	—	1,647	71	2,446	—	52,185	54,702	55,973

The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate of the credit spread curve for each currency and corresponding subsidiary using the prices of the Group’s bonds and credit derivatives.
At December 31, 2019, some of the financing arranged by Telefónica Group companies in Latin America (Brazil, Peru and El Salvador), which amounted to approximately 2% of the Telefónica Group’s gross debt, was subject to compliance with certain financial covenants. To date, these covenants are being met. Due to the absence of cross-defaults, breach of the covenants would not affect the debt at Telefónica, S.A. level.
Part of the amount owed by the Telefónica Group includes restatements related to amortized cost at December 31, 2019 and 2018 as a result of fair value interest rate and exchange rate hedges.

Issues, promissory notes, commercial paper, loans and other payables
The movement in changes in issues, promissory notes, commercial paper, loans and other payables in 2019 and 2018 arising from financial activities is as follows:

			Cash used in financing activities
Millions of euros	Balance at 12/31/18	First application of IFRS 16	Cash received	Cash paid	Translation differences and exchange gains and losses	Fair value adjustment and financial updates	Other movements	Balance at 12/31/19
Issues	41,176	—	4,186	(3,653)	427	494	6	42,636
Promissory notes and commercial paper	2,454	—	412	(512)	1	1	2	2,358
Loans and other payables	8,555	(151)	1,138	(6,076)	55	25	942	4,488

		Cash used in financing activities
Millions of euros	Balance at 12/31/17	Cash received	Cash paid	Translation differences and exchange gains and losses	Fair value adjustment and financial updates	Other movements	Balance at 12/31/18
Issues	41,288	4,289	(4,654)	533	(280)	—	41,176
Promissory notes and commercial paper	2,406	299	(255)	4	—	—	2,454
Loans and other payables	8,900	3,465	(4,161)	80	10	261	8,555

Debentures and bonds
At December 31, 2019, the nominal amount of outstanding debentures and bonds issues was 40,668 million euros (39,709 million euros at December 31, 2018). Appendix III presents the characteristics of all outstanding debentures and bond issues at the year-end 2019, and the significant issues made during the year.
Telefónica, S.A. has a full and unconditional guarantee on issues made by Telefónica Emisiones, S.A.U., Telefónica Finanzas México, S.A. de C.V., Telefónica Europe, B.V. and Telefónica Participaciones, S.A.U., all of which are directly or indirectly fully owned subsidiaries of Telefónica, S.A.
Promissory notes and commercial paper
The main programs for issuance of promissory notes and commercial paper are the following:

•
At December 31, 2019, Telefónica Europe, B.V. had a commercial paper issuance program guaranteed by Telefónica, S.A. for up to 5,000 million euros. The outstanding balance of commercial paper issued under this program at December 31, 2019 was 1,390 million euros, issued at an average interest rate of -0.28% for 2019 (1,666 million euros issued in 2018 at an average rate of -0.23%).

•
At December 31, 2019, Telefónica, S.A. had a corporate promissory note program for 500 million euros, which can be increased to 2,000 million euros, with an outstanding balance at December 31, 2019 of 75 million euros (181 million euros in 2018).

On April 25, 2019, Telefónica Germany GmbH & Co. OHG issued debt instruments in the local market (schuldscheindarlehen and namensschuldverschreingbung) for an aggregate amount of 360 million euros with different maturity terms until 2029.
Interest-bearing debt
The average interest rate on outstanding loans and other payables at December 31, 2019 was 1.52% (1.70% in 2018). This percentage does not include the impact of hedges arranged by the Group.
The main financing transactions included under “Interest-bearing debt” line outstanding at December 31, 2019 and 2018 and their nominal amounts are provided in Appendix V.
Interest-bearing debt arranged or repaid in 2019 mainly includes the following:

Description	Limit 12/31/2019 (million euros)	Currency	Outstanding balance 12/31/2019 (million euros)	Arrangement date	Maturity date	Drawndown 2019 (million euros)	Repayment 2019 (million euros)
Telefónica, S.A.
Bilateral Credit (1)	300	EUR	—	05/14/2019	05/14/2024	—	—
Bilateral loan (2)	—	EUR	—	06/26/2014	04/01/2019	—	(1,000)
Bilateral loan	—	EUR	—	10/24/2016	03/19/2019	—	(150)
Bilateral loan	—	EUR	—	12/20/2017	07/22/2019	—	(385)
Bilateral loan	—	EUR	200	07/11/2019	08/14/2026	200	—
Bilateral loan (3)	—	EUR	—	12/28/2017	10/22/2019	—	(100)
Bilateral loan (4)	—	EUR	—	11/24/2017	10/30/2019	—	(100)
Bilateral loan	150	EUR	—	11/08/2019	03/31/2030	—	—
Bilateral loan (5)	—	EUR	—	02/23/2016	12/23/2019	—	(100)
Bilateral loan	200	EUR	—	12/04/2019	06/04/2027	—	—
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan (6)	—	COP	—	01/05/2018	12/16/2019	—	(142)
Telefónica Europe B.V.
Structured financing (7)	—	EUR	—	11/28/2016	12/16/2019	—	(1,500)
Telxius Telecom S.A.U.
Bilateral loan	—	EUR	150	11/29/2019	11/29/2021	150	—
Telefónica Germany GmbH & Co. OHG
Syndicated facility (8)	750	EUR	—	12/17/2019	12/17/2024	—	—
EIB Financing (Tranche 1)	300	EUR	—	12/18/2019	12/18/2028	—	—

(1)	The facility matures in 2024, with two annual extension options, at the request of Telefónica, for a maximum maturity in 2026.

(2)
On February, 18, 2019 and April 1, 2019 Telefónica, S.A. made an early repayment for 500 million euros respectively, of its 1,000 million euros bilateral loan signed on June 26, 2014 and originally scheduled to mature on June 26, 2019.

(3)	On October 22, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on October 22, 2020.

(4)	On October 30, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on January 30, 2026.

(5)	On December 23, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on February 23, 2021.

(6)
On May 30, 2019 Colombia Telecomunicaciones S.A. E.S.P. made an early repayment for 380,000 million COP and on December 16, 2019 153,000 million COP of its 533,000 million COP bilateral loan signed on January 5, 2018 and originally scheduled to mature on January 5, 2025.

(7)
On August 16, 2019, Telefónica Europe, B.V. made an early repayment for 750 million euros, on November 15, 2019 450 million euros and on December 16, 2019 300 million euros of its structured financing signed on November 28, 2016 and originally scheduled to mature on November 28, 2024.

(8)
On December 17, 2019, Telefónica Germany GmbH & Co. OHG signed a syndicated financing facility for an aggregate amount of 750 million euros which replaces the syndicated financing facility for 750 million euros signed on March 22, 2016, and originally scheduled to mature on March 22, 2023. The new financing matures in 2024, with two annual extension options at the request of Telefónica Germany GmbH & Co. OHG, for a maximum maturity in 2026.

At December 31, 2019, the Telefónica Group presented availabilities of financing from different sources that amounted to approximately 13,679 million euros (12,219 million euros at December 31, 2018), of which 12,789 million euros will mature in more than twelve months.
Loans by currency
The breakdown of “Loans and other payables” line by currency at December 31, 2019 and 2018, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/19	12/31/18	12/31/19	12/31/18
Euro	2,484	5,114	2,484	5,114
U.S. dollar	1,522	2,413	1,355	2,106
Brazilian real	1,527	2,964	337	668
Colombian peso	166,616	1,031,005	45	277
Pounds sterling	100	100	117	112
Peruvian nuevo sol	54	525	14	136
Other currencies			136	142
Total Group			4,488	8,555